Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Fair Value Measurements
Summary of information about the liability that is measured at fair value on a recurring basis
	Level 1	Level 2	Level 3	Total
As of December 31, 2014 Warrant liability	$—	$—	$601,889	$601,889

As of September 30, 2015 Warrant liability	$—	$—	$—	$—

As of December 31, 2014:
	Level 1	Level 2	Level 3	Total
Warrant liability	$—	$—	$601,889	$601,889

Summary of change in the estimated fair value of the warrant liability

	Beginning Value of Level 3 Liability	Issuance of Common Warrants	Change in Fair Value of Level 3 Liability	Conversion into Additional Paid-in Capital	Ending Fair Value of Level 3 Liability
For the nine months ended September 30, 2015	$601,889	$47,479	$501,617	(1,150,985)	$—

	Beginning Value of Level 3 Liability	Issuance of Common Warrants	Change in Fair Value of Level 3 Liability	Ending Fair Value of Level 3 Liability
For the year ended December 31, 2014	$—	$653,312	$51,423	$601,889